Leases - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of leases [Abstract]
Cash outflow for leases	$ 1,537	$ 1,567
Repayments of lease liabilities	$ 1,127	$ 1,142